Revenue	12 Months Ended
Sep. 30, 2024
Revenue [abstract]
Revenue

5. Revenue

The Group did not generate material revenue during the year ended September 30, 2024. Revenue of $17,440 related to the sale of two i300 vehicles to customers in the United Kingdom. This amount remained outstanding at September 30, 2024. No revenue was generated in the year ended September 30, 2023.